Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
Share-based Payment Arrangements

Note 11 - Share-based Payment Arrangements

A.

On October 31, 2022, the board of directors of the Company granted 750 thousand options and 750 thousand RSUs to an employee. The options have an exercise price of USD 0.208 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 267 thousand.

On July 11, 2022, the board of directors of the Company granted 3,750 thousand options and 150 thousand RSUs to the new CEO, subject to approval in the annual general meeting. The options have an exercise price of USD 0.245 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 591 thousand. This grant was approved by the shareholders on August 25, 2022.

On May 23, 2022, the board of directors of the Company granted 6,635 thousand options and 5,885 thousand RSUs to officers and employees. The options have an exercise price of USD 0.304 per one ordinary share, and for certain employee and consultant USD 0.276 per one ordinary share eligible as from June 23, 2022. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 3,237 thousand.

On November 7, 2021, the board of directors of the Company granted 112 thousand options and 112 thousand RSUs to new director, subject to his election in the annual general meeting. The options have an exercise price of USD 0.470 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 73 thousand.

On August 31, 2021, the board of directors of the Company granted 420 thousand options and 420 thousand RSUs to new officer and employee. The options have an exercise price of USD 0.492 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 268 thousand

On June 7, 2021, the board of directors of the Company granted 638 thousand options and 488 thousand RSUs to directors, officers and employees. The options have an exercise price of USD 0.470 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 406 thousand. This grant to directors was approved by the shareholders in December 29, 2021 and the vesting period begun accordingly.

On October 12, 2020, the board of directors of the Company granted 232 thousand options and 232 thousand RSUs to new officer and employees. The options have an exercise price of USD 0.432 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 171 thousand.

On May 18, 2020, the board of directors of the Company granted 1,853 thousand options and 1,853 thousand RSUs to officers and employees. The options have an exercise price of USD 0.421 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 1,845 thousand.

In addition, the board of directors of the Company granted a total of 1,463 thousand options and 1,463 thousand RSUs to the Chief Executive Officer, Chairman of the Board of Directors and the other directors.

This grant was approved by the shareholders in August 2020. The options have an exercise price of USD 0.421 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 2,342 thousand.

On April 2, 2020, the Company granted 178 thousand options to an officer. 151 thousand options have an exercise price of USD 0.347 per one ordinary share, and will vest over 3 years from the grant date. The options are exercisable for 7 years from grant date. The fair value of these options as of the grant date was measured at USD 40 thousand. An additional 27 thousand options were granted that have an exercise price of USD 1.98 per one ordinary share, and will vest over 3 years from the grant date. The options are exercisable for 4 years from grant date. The fair value of these options as of the grant date was measured at USD 3 thousand. In addition, 54,472 RSUs were granted which are fully vested, See Note 5B.

B.	The number and weighted average exercise prices (in USD) of share options are as follows:

	Weighted average exercise price			Number of options
	2022	2021	2020	2022	2021	2020
Outstanding on January 1	0.97	1.02	1.71	7,751,303	6,994,377	4,754,676
Expired and forfeited during the year	0.82	1.52	0.23	(418,068)	(413,074)	(1,486,125)
Granted during the year	0.28	0.47	0.43	11,135,000	1,170,000	3,725,826
Outstanding on December 31	0.52	0.97	1.02	18,468,235	7,751,303	6,994,377
Exercisable on December 31	0.97	1.48	1.54	6,144,318	4,451,430	1,753,632

The exercise price is denominated in NIS and are re-measured using historic exchange rates. Options are exercisable to shares, each ADS represent 10 shares.

The options outstanding at December 31, 2022 had an exercise price of USD 0.208- USD 6 (2021 - USD 0.346- USD 6, 2020 -USD 0.346 - USD 6), and weighted average contractual life of 3.87 years (2021 – 3.9 years, 2020 - 5.89 years).

C.	The number of RSUs are as follows:

	Number of RSUs
	2022	2021
Outstanding at January 1	2,610,000	3,390,000
Granted during the year	6,785,000	1,020,000
Forfeited during the year	(157,083)	(166,250)
Vested during the year	(1,380,000)	(1,633,750)
Outstanding at December 31	7,857,917	2,610,000

Each RSU is convertible to one share, each ADS represent 10 shares.

D.	The fair value of the Company’s share options granted to employees, directors and consultants, where fair value of service was not measurable, was measured using the binominal model, using the fair value of the traded warrants with similar terms, making certain adjustments to reflect the specific terms of the options based on the expected duration.

E.	The following assumptions were used:

	2022	2021	2020
Share Price - USD	0.213 - 0.316	0.380-0.517	0.32-0.898
Exercise price - USD	0.208-0.304	0.470-0.492	0.346-0.432
Expected volatility (%)	91.64-96.26	95.07-96.1	95.68-107
Expected duration (years)	2-5	2-5	4-7
Dividend yield (%)	-	-	-
Risk free rate interest rate (%)	2.90%-4.28%	0.87%-1.166%	0.298%-0.5%

F.	Expenses recognized in the consolidated financial statements:

	For the year ended December 31
	2022	2021	2020
	USD thousands
Research and development expenses	768	557	756
General and administrative expenses	1,644	1,525	1,889

Total share-based expense recognized	2,412	2,082	2,645